Annual Total Returns[BarChart] - Thrivent Large Cap Index Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.71%	15.54%	31.81%	13.25%	1.12%	11.68%	21.46%	(4.61%)	31.15%	18.12%